Prepaid Expenses and Other Current Assets, Net (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Prepaid Expenses and Other Current Assets, Net [Line Items]
Expire date	Sep. 30, 2023
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Other receivables	¥ 3	¥ 7
Related Party [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Other receivables	¥ 2	¥ 2